UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Chief Financial Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   January 25, 2002

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 74
Form 13F Information Table Value Total: 115,109

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Actel Corp                     Common Stocks    004934105     1598    80250 SH       SOLE                    80250
AgnicoEagl 3.50% 1/27/04       Conv Bonds       008474AA6      543   622000 SH       SOLE                   622000
Altera                         Common Stocks    021441100     1048    49380 SH       SOLE                    49380
American Superconductor        Common Stocks    030111108      598    48775 SH       SOLE                    48775
Analog Devices                 Common Stocks    032654105     1126    25371 SH       SOLE                    25371
Applied Films                  Common Stocks    038197109     2322    74300 SH       SOLE                    74300
Arkansas Best                  Common Stocks    040790107     1597    55400 SH       SOLE                    55400
Bear Stearns Companies         Common Stocks    073902108     2699    46030 SH       SOLE                    46030
CEC Entertainment              Common Stocks    125137109     3447    79450 SH       SOLE                    79450
Cendant                        Common Stocks    151313103     2537   129350 SH       SOLE                   129350
Christopher & Banks            Common Stocks    171046105     1892    55252 SH       SOLE                    55252
CMS Energy                     Common Stocks    125896100     1385    57625 SH       SOLE                    57625
Coherent                       Common Stocks    192479103     1849    59800 SH       SOLE                    59800
Cohesion Technologies          Common Stocks    19248N101      303    60850 SH       SOLE                    60850
COR Therapeutics               Common Stocks    217753102     1152    48125 SH       SOLE                    48125
Cryolife                       Common Stocks    228903100     1643    54775 SH       SOLE                    54775
Developers Diversified Realty  Common Stocks    251591103     1112    58200 SH       SOLE                    58200
Electro Scientific Industries  Common Stocks    285229100     1939    64600 SH       SOLE                    64600
Ensco International Inc.       Common Stocks    26874Q100      908    36525 SH       SOLE                    36525
Equity Residential Prop Trust  Common Stocks    29476L107      952    33150 SH       SOLE                    33150
First Industrial Realty Trust  Common Stocks    32054K103      985    31675 SH       SOLE                    31675
Fossil                         Common Stocks    349882100     1586    75500 SH       SOLE                    75500
Foundry Networks               Common Stocks    35063R100     1257   154175 SH       SOLE                   154175
Gabelli Eq Trust 7.25% Pref    Preferred Stocks 362397309      309    12150 SH       SOLE                    12150
Glacier Bancorp                Common Stocks    37637Q105     1903    91400 SH       SOLE                    91400
GlobalSantaFe Corp             Common Stocks    G3930E101      629    22065 SH       SOLE                    22065
Grey Wolf                      Common Stocks    397888108     1325   446050 SH       SOLE                   446050
Guess Inc                      Common Stocks    401617105     1376   183500 SH       SOLE                   183500
Humana                         Common Stocks    444859102     1301   110375 SH       SOLE                   110375
Int'l Rectifier 4.25% 7-13-07  Conv Bonds       460254AE5     1162  1400000 SH       SOLE                  1400000
International Rectifier        Common Stocks    460254105     2976    85325 SH       SOLE                    85325
ISIS Pharmaceuticals           Common Stocks    464330109     1281    57750 SH       SOLE                    57750
Jack in the Box                Common Stocks    466367109     1209    43883 SH       SOLE                    43883
JNI Corp                       Common Stocks    46622G105     1377   165650 SH       SOLE                   165650
Jones Apparel                  Common Stocks    480074103     2321    69967 SH       SOLE                    69967
Keithley Instruments           Common Stocks    487584104     1482    87675 SH       SOLE                    87675
Kemet Corp                     Common Stocks    488360108      284    15975 SH       SOLE                    15975
Lehman Brothers Holdings       Common Stocks    524908100     2733    40910 SH       SOLE                    40910
Ligand Pharmaceuticals         Common Stocks    53220K207     2940   164225 SH       SOLE                   164225
Lighthouse Opportunity Fund    Mutual Funds     742935794      252    18458 SH       SOLE                    18458
Lincare Holdings               Common Stocks    532791100     1213    42325 SH       SOLE                    42325
Merix Corp                     Common Stocks    590049102     1259    73000 SH       SOLE                    73000
MIM Corporation                Common Stocks    553044108     1347    75700 SH       SOLE                    75700
Mitcham Industries             Common Stocks    606501104     1095   240650 SH       SOLE                   240650
National Oilwell               Common Stocks    637071101     1060    51425 SH       SOLE                    51425
Pacific Sunwear                Common Stocks    694873100     2840   139075 SH       SOLE                   139075
Plains All Amern Pipeline LP   Common Stocks    726503105     5177   199210 SH       SOLE                   199210
Plains Resources               Common Stocks    726540503     1670    67865 SH       SOLE                    67865
Pogo Producing                 Common Stocks    730448107     1200    45665 SH       SOLE                    45665
Potash Corp Saskatchewan       Common Stocks    73755L107     2099    34200 SH       SOLE                    34200
PracticeWorks                  Common Stocks    739419109     1749   175400 SH       SOLE                   175400
PURE Resources                 Common Stocks    74622E102     1317    65533 SH       SOLE                    65533
Quanex 6.88% 6/30/07           Conv Bonds       747620AC6      786   763000 SH       SOLE                   763000
Quiksilver                     Common Stocks    74838C106     2648   153950 SH       SOLE                   153950
Remedy Temp                    Common Stocks    759549108     1408    98875 SH       SOLE                    98875
Ribozyme                       Common Stocks    762567105      717   156875 SH       SOLE                   156875
Shaw Group                     Common Stocks    820280105     2235    95100 SH       SOLE                    95100
Shuffle Master                 Common Stocks    825549108     1343    85700 SH       SOLE                    85700
Southwest Airlines             Common Stocks    844741108     1161    62850 SH       SOLE                    62850
Speedway 5.75%, 9/30/03        Conv Bonds       847788AC0      689   686000 SH       SOLE                   686000
St. Mary Land & Exploration Co Common Stocks    792228108      632    29815 SH       SOLE                    29815
Stelmar Shipping               Common Stocks    V8726M103      653    40200 SH       SOLE                    40200
SWS Group                      Common Stocks    78503N107     2871   112799 SH       SOLE                   112799
Sycamore Networks              Common Stocks    871206108      563   105000 SH       SOLE                   105000
Synopsys                       Common Stocks    871607107     2285    38675 SH       SOLE                    38675
Trikon Technologies            Common Stocks    896187101     2914   247975 SH       SOLE                   247975
Ultra Petroleum                Common Stocks    903914109     2124   348800 SH       SOLE                   348800
Universal Display              Common Stocks    91347P105      903    99275 SH       SOLE                    99275
UNUM Provident                 Common Stocks    91529Y106     1758    66305 SH       SOLE                    66305
Utilities HOLDRs Trust         Common Stocks    918019100     1703    18700 SH       SOLE                    18700
Valero 7.75% PEPS              Conv Preferred   91821D107     1362    44925 SH       SOLE                    44925
Vishay Intertechnology         Common Stocks    928298108     1454    74550 SH       SOLE                    74550
Westport Resources Conv Pfd    Conv Preferred   961418209     1568    88600 SH       SOLE                    88600
Zale                           Common Stocks    988858106     1974    47125 SH       SOLE                    47125